Finance income (expense) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Finance Income Expense Explanatory [Abstract]
Finance income	€ 3,967	€ 3,924	€ 5,850
Finance expense	(4,663)	(5,886)	(6,232)
Net finance income (expense) from financial assets held for trading	32	(111)	(21)
Income (expense) from derivative financial instruments	(307)	837	(482)
Finance income (cost)	€ (971)	€ (1,236)	€ (885)